SEGMENTS AND GEOGRAPHIC AREA INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
SEGMENTS AND GEOGRAPHIC AREA INFORMATION [Abstract]
Schedule of Operating Income by Segment
The following financial information is the information that the CODM uses for analyzing the Company's results. The Company presents segment information based on its reporting business units:

	Year ended December 31, 2011
	Surgical	Ophthalmic	Aesthetic	Unallocated expenses (*)	Consolidated

Revenues	$89,801	$62,279	$94,902	$-	$246,982

Gross profit	47,517	24,771	40,332	(104)	112,516

Operating expenses	35,476	26,955	42,593	2,071	107,095
Operating income (loss)	$12,041	$(2,184)	$(2,261)	$(2,175)	$5,421

(*)
Unallocated expenses are primarily related to stock-based compensation expenses amounted $747, expense from legal settlement with third parties amounted $766 and other non-recurring expenses amounted $662.

	Year ended December 31, 2012
	Surgical	Ophthalmic	Aesthetic	Unallocated expenses (*)	Consolidated

Revenues	$95,962	$62,141	$90,487	$-	$248,590

Gross profit	52,829	27,209	43,641	(413)	123,266

Operating expenses	42,439	26,535	41,721	3,258	113,953
Operating income (loss)	$10,390	$674	$1,920	$(3,671)	$9,313

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $3,285 and other non-recurring expenses amounted $386.

	Year ended December 31, 2013
	Surgical	Ophthalmic	Aesthetic	Unallocated expenses (income) (*)	Consolidated

Revenues	$104,693	$60,313	$100,350	$-	$265,356

Gross profit	62,162	26,114	53,789	44	142,109

Operating expenses	49,052	25,669	47,015	(5,240)	116,496
Operating income	$13,110	$445	$6,774	$5,284	$25,613

(*)	Unallocated expenses are primarily related to stock-based compensation expenses amounted $1,954 income from settlement with third parties amounted $6,692 and other non-recurring income amounted $546

Schedule of Assets by Segment
The following financial information categorizes the Company's assets according to segments:

	Year ended December 31, 2011
	Surgical	Ophthalmic	Aesthetic	Unallocated assets	Consolidated

Assets	$35,004	$33,324	$45,501	$43,521	$157,350
Goodwill	$16,581	$-	$33,636	$-	$50,217
Expenditures in respect of long- lived assets	$1,008	$699	$1,066	$-	$2,773
Depreciation and amortization	$1,631	$1,157	$1,763	$-	$4,551

	Year ended December 31, 2012
	Surgical	Ophthalmic	Aesthetic	Unallocated assets	Consolidated

Assets	$38,027	$29,608	$35,834	$31,437	$134,906
Goodwill	$16,581	$-	$33,636	$-	$50,217
Expenditures in respect of long- lived assets	$930	$602	$2,363	$-	$3,895
Depreciation and amortization	$1,561	$1,237	$2,068	$-	$4,866

	Year ended December 31, 2013
	Surgical	Ophthalmic	Aesthetic	Unallocated assets	Consolidated

Assets	$42,323	$27,057	$35,229	$51,619	$156,228
Goodwill	$16,581	$-	$33,636	$-	$50,217
Expenditures in respect of long- lived assets	$1,183	$681	$1,760	$-	$3,624
Depreciation and amortization	$1,476	$1,348	$2,848	$239	$5,911

Schedule of Financial Data by Geographic Location
The total revenues are attributed based on the bill-to geographic location of the customers':

	Year ended December 31, 2011
	Americas (*)	EMEA	APAC (**)	Japan	Consolidated

Revenues	$94,161	$48,157	$60,349	$44,315	$246,982
Total long-lived assets	$2,749	$4,542	$1,465	$1,076	$9,832
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2012
	Americas (*)	EMEA	APAC (**)	Japan	Consolidated

Revenues	$92,446	$42,536	$74,969	$38,639	$248,590
Total long-lived assets	$2,808	$6,196	$1,377	$1,003	$11,384
Goodwill	$37,009	$13,208	$-	$-	$50,217

	Year ended December 31, 2013
	Americas (*)	EMEA	APAC (**)	Japan	Consolidated

Revenues	$92,209	$47,792	$86,125	$39,230	$265,356
Total long-lived assets	$2,960	$7,384	$1,679	$864	$12,887
Goodwill	$37,009	$13,208	$-	$-	$50,217

(*) Mainly U.S.
(**) Mainly China